Property, plant and equipment	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment

5.	Property, plant and equipment

	Furniture and fittings	Office equipment	Medical equipment	Computer equipment	Renovation	Laboratory	Air conditioner	Mobile device	Laboratory equipment	Plant and machinery	Computer and ICT	Signboard	Motor vehicles	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD

Cost
As at 1 April 2023	76,412	94,392	23,775	169,144	670,338	2,298,359	1,200	1,211	794,506	277,938	13,256	-	269,504	4,690,035
Additions	3,557	7,699	-	30,094	78,274	-	-	-	25,536	30,891	560	44,706	-	221,317
Written off	(4,694)	(5,916)	-	-	(92,614)	-	-	-	-	-	-	-	-	(103,224)
Exchange difference	(5,012)	(6,250)	(1,567)	(11,670)	(43,908)	(151,410)	(79)	(79)	(52,789)	(18,852)	(884)	(784)	(17,754)	(311,038)

As at 31 March 2024/ 1 April 2024	70,263	89,925	22,208	187,568	612,090	2,146,949	1,121	1,132	767,253	289,977	12,932	43,922	251,750	4,497,090
Additions	1,969	6,822	-	8,413	-	-	2,545	-	35,455	25,639	2,929	-	-	83,772
Exchange difference	4,731	6,119	1,486	12,675	40,949	143,631	113	75	51,861	19,783	910	2,938	16,842	302,113

As at 31 March 2025	76,963	102,866	23,694	208,656	653,039	2,290,580	3,779	1,207	854,569	335,399	16,771	46,860	268,592	4,882,975

Accumulated depreciation
As at 1 April 2023	42,187	54,735	2,637	60,428	381,590	447,593	604	607	269,674	133,261	1,449	-	259,395	1,654,160
Charge for the financial year	7,430	7,702	4,521	16,995	63,059	217,523	85	134	93,229	28,307	1,314	5,702	9,612	455,613
Written off	(2,806)	(2,188)	-	-	(84,147)	-	-	-	-	-	-	-	-	(89,141)
Exchange difference	(2,859)	(3,702)	(254)	(4,280)	(24,767)	(33,305)	(41)	(42)	(19,401)	(9,276)	(118)	(101)	(17,257)	(115,403)

As at 31 March 2024/ 1 April 2024	43,952	56,547	6,904	73,143	335,735	631,811	648	699	343,502	152,292	2,645	5,601	251,750	1,905,229
Charge for the financial year	7,290	8,261	4,669	19,916	58,831	225,676	286	80	97,370	32,223	1,534	9,151	-	465,287
Exchange difference	3,051	3,907	531	5,191	23,342	45,650	49	49	24,441	10,670	200	511	16,842	134,434

As at 31 March 2025	54,293	68,715	12,104	98,250	417,908	903,137	983	828	465,313	195,185	4,379	15,263	268,592	2,504,950

5.	Property, plant and equipment (Cont’d)

	Furniture and fittings	Office equipment	Medical equipment	Computer equipment	Renovation	Laboratory	Air conditioner	Mobile device	Laboratory equipment	Plant and machinery	Computer and ICT	Signboard	Motor vehicles	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD

Carrying amount

As at 31 March 2024	26,311	33,378	15,304	114,425	276,355	1,515,138	473	433	423,751	137,685	10,287	38,321	-	2,591,861

As at 31 March 2025	22,670	34,151	11,590	110,406	235,131	1,387,443	2,796	379	389,256	140,214	12,392	31,597	-	2,378,025

In the prior year, the Group had motor vehicles acquired under hire purchase arrangement with local licensed banks, as disclosed in Note 18. These motor vehicles have been fully depreciated and all related hire purchase liabilities have been fully settled as at 31 March 2025.

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment

2.	PROPERTY, PLANT AND EQUIPMENT

	2025			2024
	Cost	Accumulated depreciation	Carrying Value	Cost	Accumulated depreciation	Carrying Value
Computer equipment	50,886	21,797	29,089	-	-	-
TOTAL	50,886	21,797	29,089	-	-	-

Reconciliation of property, plant and equipment for the year ended 31 March 2025

	Opening Balance	Additions	Depreciation	Impairment	Disposals	Carrying Value
Computer equipment	-	50,886	21,797	-	-	29,089
TOTAL	-	50,886	21,797	-	-	29,089